UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund –
.
PTATX Total Return Fund–
.
Advisor  Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Total Return Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Total Return Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Total Return Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities* 29%
U.S. Treasury Securities** 23
AAA 8
AA 7
A 8
BBB 11
BB and Below 14
Not Rated 2
Reserves -2
Total 100%
Based on net assets as of 11/30/23.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee. Therefore, this category may include rated
and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE Total Return Fund

Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Total Return Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Total Return Fund

TOTAL RETURN FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $989.80 $2.29
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
Advisor Class
Actual   1,000.00   989.50   3.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.25   3.79
I Class
Actual   1,000.00   990.40   1.64
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.35   1.67
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.33%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14 $ 9.88
Investment activities
Net investment
income
(1)(2)
0.20 0.35 0.26 0.28 0.33 0.35
Net realized and
unrealized gain/loss (0.29) (0.69) (1.18) 0.30
(3)
0.26 0.29
Total from
investment activities (0.09) (0.34) (0.92) 0.58 0.59 0.64
Distributions
Net investment
income (0.21) (0.36) (0.26) (0.28) (0.34) (0.35)
Net realized gain — — (0.07) (0.04) (0.16) (0.03)
Tax return of capital — (0.01) — — — —
Total distributions (0.21) (0.37) (0.33) (0.32) (0.50) (0.38)
NET ASSET VALUE
End of period $ 8.23 $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
(1.02)% (3.69)% (8.99)% 5.69% 5.96% 6.65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.60%
(5)
0.60% 0.55% 0.66% 0.92% 1.20%
Net expenses after
waivers/payments
by Price Associates 0.46%
(5)
0.46% 0.49% 0.53% 0.54% 0.53%
Net investment
income 4.86%
(5)
4.06% 2.55% 2.69% 3.28% 3.54%
Portfolio turnover rate
(6)
166.1% 323.0% 324.9% 458.4% 613.0% 347.5%
Net assets, end of
period (in thousands) $80,273 $89,573 $93,291 $133,804 $97,873 $45,168
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/23, 5/31/23 and 5/31/22 would have been
50.3%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14 $ 9.88
Investment activities
Net investment
income
(1)(2)
0.19 0.33 0.24 0.25 0.31 0.32
Net realized and
unrealized gain/loss (0.28) (0.70) (1.19) 0.30
(3)
0.25 0.29
Total from
investment activities (0.09) (0.37) (0.95) 0.55 0.56 0.61
Distributions
Net investment
income (0.20) (0.34) (0.23) (0.25) (0.31) (0.32)
Net realized gain — — (0.07) (0.04) (0.16) (0.03)
Tax return of capital — —
(4)
— — — —
Total distributions (0.20) (0.34) (0.30) (0.29) (0.47) (0.35)
NET ASSET VALUE
End of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
(1.05)% (3.97)% (9.25)% 5.38% 5.65% 6.33%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.88%
(6)
0.80% 0.84% 1.08% 1.38% 1.70%
Net expenses after
waivers/payments
by Price Associates 0.75%
(6)
0.75% 0.76% 0.82% 0.83% 0.82%
Net investment
income 4.57%
(6)
3.76% 2.42% 2.42% 3.00% 3.24%
Portfolio turnover rate
(7)
166.1% 323.0% 324.9% 458.4% 613.0% 347.5%
Net assets, end of
period (in thousands) $723 $826 $972 $259 $396 $273
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/23, 5/31/23 and 5/31/22 would have been
50.3%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.24 $ 10.14 $ 9.88
Investment activities
Net investment
income
(1)(2)
0.21 0.37 0.28 0.27 0.34 0.36
Net realized and
unrealized gain/loss (0.29) (0.70) (1.18) 0.31
(3)
0.28 0.29
Total from
investment activities (0.08) (0.33) (0.90) 0.58 0.62 0.65
Distributions
Net investment
income (0.22) (0.37) (0.28) (0.29) (0.36) (0.36)
Net realized gain — — (0.07) (0.04) (0.16) (0.03)
Tax return of capital — (0.01) — — — —
Total distributions (0.22) (0.38) (0.35) (0.33) (0.52) (0.39)
NET ASSET VALUE
End of period $ 8.23 $ 8.53 $ 9.24 $ 10.49 $ 10.24 $ 10.14

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
(0.96)% (3.56)% (8.86)% 5.73% 6.18% 6.76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.38%
(5)
0.38% 0.39% 0.48% 0.81% 1.12%
Net expenses after
waivers/payments
by Price Associates 0.33%
(5)
0.33% 0.34% 0.37% 0.42% 0.42%
Net investment
income 4.99%
(5)
4.21% 2.75% 2.60% 3.38% 3.65%
Portfolio turnover rate
(6)
166.1% 323.0% 324.9% 458.4% 613.0% 347.5%
Net assets, end of
period (in thousands) $589,701 $594,730 $546,335 $452,452 $8,894 $2,249
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/23, 5/31/23 and 5/31/22 would have been
50.3%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.5%
Car Loan 2.6%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 373
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 425
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  1,500 1,505
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25  (1) 235 231
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,544
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 153
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 473
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28  (1) 1,610 1,548
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,100
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  165 165
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 134
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 571
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 751
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  105 105
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 401

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 331
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,765 1,654
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 285
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 155
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 255
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28  (1) 1,555 1,551
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28  (1) 250 251
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31  (1) 219 215
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 633 630
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32  (1) 660 658
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33  (1) 480 481
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33  (1) 255 255
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26  (1) 1 1
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27  (1) 665 616
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 615 599
17,416

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39  (1) 620 545
545
Other Asset-Backed Securities 9.1%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 7.324%, 12/2/34  (1) 1,505 1,484
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 2,520 2,309
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 7.274%, 10/22/34  (1) 525 514
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49  (1) 257 242
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M TSFR + 1.762%, 7.155%, 4/15/29  (1) 2,075 2,057
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.805%, 1/15/35  (1) 1,650 1,635
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 2,190 2,182
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 1,460 989
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 874 845
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M TSFR + 1.912%, 7.279%, 5/20/34  (1) 3,300 3,243
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 504 507
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38  (1) 427 431
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 1,696 1,566
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37  (1) 750 693

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 1,410 1,286
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47  (1) 1,744 1,632
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52  (1) 1,511 1,496
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,393 1,355
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,311 1,246
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 1,950 1,689
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39  (1) 45 45
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39  (1) 1,961 1,844
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39  (1) 1,768 1,613
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29  (1) 1,465 1,460
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 320 322
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 145 146
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.204%, 5/6/30  (1) 415 413
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.604%, 5/6/30  (1) 1,830 1,800
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 1,575 1,564
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49  (1) 965 874

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
KKR
Series 13, Class B1R, CLO, FRN
3M TSFR + 1.412%, 6.805%, 1/16/28  (1) 780 775
KKR
Series 36A, Class A, CLO, FRN
3M TSFR + 1.442%, 6.835%, 10/15/34  (1) 1,630 1,613
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 340 335
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.619%, 7/27/31  (1) 864 860
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.577%, 4/20/32  (1) 2,500 2,469
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 10/18/33  (1) 1,685 1,685
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 104 99
MVW
Series 2023-1A, Class B
5.42%, 10/20/40  (1) 1,145 1,123
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36  (1) 62 59
Neuberger Berman Loan Advisers
Series 2018-29A, Class B1, CLO, FRN
3M TSFR + 1.962%, 7.358%, 10/19/31  (1) 250 247
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 7.058%, 1/20/32  (1) 250 245
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M TSFR + 1.322%, 6.715%, 4/16/33  (1) 1,550 1,545
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M TSFR + 1.762%, 7.174%, 4/22/29  (1) 500 495
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.327%, 7/20/29  (1) 1,095 1,087
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 633 626
Octane Receivables Trust
Series 2022-2A, Class D
7.70%, 2/20/30  (1) 1,265 1,273

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 173 173
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 105 106
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M TSFR + 1.342%, 6.721%, 11/15/31  (1) 2,000 1,993
Peace Park
Series 2021-1A, Class B1, CLO, FRN
3M TSFR + 1.862%, 7.277%, 10/20/34  (1) 1,290 1,265
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 26 24
Sierra Timeshare Receivables Funding
Series 2023-2A, Class A
5.80%, 4/20/40  (1) 471 475
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40  (1) 826 838
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 8.005%, 1/16/32  (1) 2,090 2,063
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 7.052%, 1/29/32  (1) 980 961
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.737%, 10/20/29  (1) 93 93
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 2.062%, 7.455%, 1/15/35  (1) 1,310 1,284
61,394
Student Loan 0.7%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 975 756
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 600 489
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69  (1) 400 310

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69  (1) 1,340 1,064
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35  (1) 97 93
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 340 303
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,500 1,479
4,494
Total Asset-Backed Securities
(Cost $85,656) 83,849
BANK LOANS 5.1% (2)
FINANCIAL INSTITUTIONS 0.6%
Financial Other 0.0%
GTCR W Merger, FRN
1M USD LIBOR + 3.00%, 9/21/30  (3) 485 485
485
Insurance 0.6%
AssuredPartners, FRN
1M TSFR + 3.75%, 9.098%, 2/12/27  317 317
Asurion, FRN
1M TSFR + 3.25%, 8.713%, 12/23/26  269 265
Asurion, FRN
1M TSFR + 5.25%, 10.713%, 1/31/28  623 558
Asurion, FRN
1M TSFR + 5.25%, 10.713%, 1/20/29  1,095 967
HUB International, FRN
1M TSFR + 4.25%, 9.662%, 6/20/30  1,323 1,328
Jones Deslauriers Insurance Management, FRN
1M TSFR + 4.25%, 9.624%, 3/15/30  510 511
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.448%, 9/1/27  21 21
3,967
Total Financial Institutions 4,452
INDUSTRIAL 4.3%
Basic Industry 0.1%
Arsenal AIC Parent, FRN
1M TSFR + 4.50%, 9.848%, 8/18/30  (3) 340 340

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Aruba Investments Holdings, FRN
1M TSFR + 7.75%, 13.198%, 11/24/28  520 481
821
Capital Goods 0.8%
Brookfield WEC Holdings, FRN
1M TSFR + 3.75%, 9.098%, 8/1/25  247 247
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.213%, 12/1/27  698 695
Dynasty Acquisition, FRN
1M TSFR + 4.00%, 9.348%, 8/24/28  672 671
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.652%, 5/21/29  (4) 665 618
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 12.152%, 5/21/29  700 651
Filtration Group, FRN
1M TSFR + 4.25%, 9.713%, 10/21/28  1,328 1,329
LTI Holdings, FRN
1M TSFR + 3.50%, 8.963%, 9/6/25  522 489
LTI Holdings, FRN
1M TSFR + 6.75%, 12.213%, 9/6/26  (3) 260 228
TK Elevator U.S. Newco, FRN
6M TSFR + 3.50%, 9.381%, 7/30/27  458 458
5,386
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
3M TSFR + 3.50%, 9.145%, 8/21/26  380 372
CSC Holdings, FRN
1M TSFR + 2.50%, 7.937%, 4/15/27  204 191
563
Consumer Cyclical 0.7%
Caesars Entertainment, FRN
1M TSFR + 3.25%, 8.698%, 2/6/30  224 223
Dave & Buster's, FRN
1M TSFR + 3.75%, 9.25%, 6/29/29  172 172
Delta 2, FRN
1M TSFR + 2.25%, 7.598%, 1/15/30  680 680
EG Finco, FRN
3M EURIBOR + 7.00%, 10.972%, 4/30/27 (EUR)  560 541
IRB Holding, FRN
1M TSFR + 3.00%, 8.448%, 12/15/27  278 278
MIC Glen, FRN
1M TSFR + 6.75%, 12.198%, 7/20/29  400 381
Ontario Gaming GTA, FRN
1M TSFR + 4.25%, 9.64%, 8/1/30  115 115
PetSmart, FRN
1M TSFR + 3.75%, 9.198%, 2/11/28  154 151

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tacala Investment, FRN
1M TSFR + 4.00%, 9.463%, 2/5/27  157 157
Tacala Investment, FRN
1M TSFR + 8.00%, 13.463%, 2/4/28  360 353
Tenneco, FRN
1M TSFR + 5.00%, 10.49%, 11/17/28  395 328
UFC Holdings, FRN
1M TSFR + 2.75%, 8.399%, 4/29/26  901 902
Wand NewCo 3, FRN
1M TSFR + 2.75%, 8.213%, 2/5/26  533 533
4,814
Consumer Non-Cyclical 0.4%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.755%, 5/10/27  308 298
Gainwell Acquisition, FRN
3M TSFR + 4.00%, 9.49%, 10/1/27  343 330
LifePoint Health, FRN
1M TSFR + 3.75%, 9.137%, 11/16/28  160 153
Medline Borrower, FRN
1M TSFR + 3.00%, 8.463%, 10/23/28  (3) 543 543
Naked Juice, FRN
3M TSFR + 6.00%, 11.49%, 1/24/30  150 119
Phoenix Newco, FRN
1M TSFR + 3.25%, 8.713%, 11/15/28  199 198
Phoenix Newco, FRN
3M TSFR + 6.50%, 11.963%, 11/15/29  505 497
Sunshine Luxembourg VII, FRN
3M TSFR + 3.50%, 8.99%, 10/1/26  487 489
2,627
Energy 0.1%
Brazos Delaware II, FRN
1M TSFR + 3.75%, 9.08%, 2/11/30  229 228
CQP Holdco, FRN
1M TSFR + 3.50%, 8.99%, 6/5/28  14 14
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 10.198%, 3/11/26  222 222
464
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.00%, 8.463%, 1/21/28  192 192
Pike, FRN
1M TSFR + 3.50%, 8.83%, 1/21/28  282 282
474
Technology 1.9%
Applied Systems, FRN
3M TSFR + 4.50%, 9.89%, 9/18/26  1,340 1,344

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Applied Systems, FRN
3M TSFR + 6.75%, 12.14%, 9/17/27  1,323 1,328
Ascend Learning, FRN
1M TSFR + 3.50%, 8.948%, 12/11/28  250 244
Ascend Learning, FRN
1M TSFR + 5.75%, 11.198%, 12/10/29  1,050 894
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.598%, 2/15/29  227 223
Boxer Parent, FRN
1M TSFR + 3.75%, 9.213%, 10/2/25  277 277
Boxer Parent, FRN
1M TSFR + 5.50%, 10.963%, 2/27/26  345 343
Central Parent, FRN
1M TSFR + 4.00%, 9.406%, 7/6/29  312 312
Cloud Software Group, FRN
3M TSFR + 4.50%, 9.99%, 3/30/29  (3) 627 599
Epicor Software, FRN
1M TSFR + 3.25%, 8.713%, 7/30/27  827 828
Epicor Software, FRN
1M TSFR + 3.75%, 9.098%, 7/30/27  170 171
Gen Digital, FRN
1M TSFR + 1.50%, 6.948%, 9/10/27  209 208
McAfee, FRN
1M TSFR + 3.75%, 9.193%, 3/1/29  298 294
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 10.507%, 4/11/29  263 236
Peraton, FRN
1M TSFR + 3.75%, 9.198%, 2/1/28  105 104
Peraton, FRN
3M TSFR + 7.75%, 13.222%, 2/1/29  716 699
RealPage, FRN
1M TSFR + 3.00%, 8.463%, 4/24/28  240 234
RealPage, FRN
1M TSFR + 6.50%, 11.963%, 4/23/29  780 774
Sophia, FRN
1M TSFR + 4.25%, 9.598%, 10/7/27  187 187
Sophia, FRN
3M TSFR + 3.50%, 8.948%, 10/7/27  255 255
UKG, FRN
3M TSFR + 3.25%, 8.764%, 5/4/26  1,160 1,160
UKG, FRN
3M TSFR + 5.25%, 10.764%, 5/3/27  2,180 2,179
12,893
Transportation 0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 10.427%, 4/20/28  264 268

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.798%, 6/21/27  387 398
666
Total Industrial 28,708
UTILITY 0.2%
Electric 0.2%
PG&E, FRN
1M TSFR + 3.00%, 8.463%, 6/23/25  363 363
Talen Energy Supply, FRN
1M TSFR + 4.50%, 9.869%, 5/17/30  (3) 769 772
Talen Energy Supply, FRN
1M TSFR + 4.50%, 9.869%, 5/17/30  (3) 125 125
Total Utility 1,260
Total Bank Loans
(Cost $34,828) 34,420
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings  (5) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29  (1) 200 221
Total Industrial 221
Total Convertible Bonds
(Cost $210) 221
CONVERTIBLE PREFERRED STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133  (4)(5)
(6) 1 1,119
Total Financial Institutions 1,119

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 0.0%
Electric 0.0%
NextEra Energy, 6.926%, 9/1/25  (7) 6 213
Total Utility 213
Total Convertible Preferred Stocks
(Cost $1,412) 1,332
CORPORATE BONDS 20.7%
FINANCIAL INSTITUTIONS 7.4%
Banking 5.1%
AIB Group, VR, 6.608%, 9/13/29  (1)(8) 315 322
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (7)(8) 575 654
Banco de Bogota, 6.25%, 5/12/26  475 457
Banco de Credito del Peru, VR, 3.25%, 9/30/31  (1)(8) 375 334
Banco Santander, 6.921%, 8/8/33  400 398
Banco Santander, VR, 4.175%, 3/24/28  (8) 200 189
Bangkok Bank, VR, 3.733%, 9/25/34  (8) 400 344
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31  (1)(8) 600 537
Bank of America, VR, 2.972%, 2/4/33  (8) 1,210 988
Bank of America, VR, 5.288%, 4/25/34  (8) 1,025 981
Bank of America, VR, 5.872%, 9/15/34  (8) 1,720 1,724
Bank of New York Mellon, VR, 6.474%, 10/25/34  (8) 1,005 1,063
Barclays, VR, 4.375%  (8)(9) 975 719
BBVA Bancomer, VR, 8.45%, 6/29/38  (1)(8) 500 502
CaixaBank, VR, 6.208%, 1/18/29  (1)(8) 1,645 1,631
CaixaBank, VR, 6.84%, 9/13/34  (1)(8) 785 788
Capital One Financial, 3.65%, 5/11/27  670 618
Capital One Financial, VR, 2.359%, 7/29/32  (8) 355 251
Capital One Financial, VR, 5.468%, 2/1/29  (8) 395 378
Citigroup, VR, 6.174%, 5/25/34  (8) 635 630
Credit Suisse, 1.25%, 8/7/26  415 369
Fifth Third Bancorp, 2.55%, 5/5/27  80 72
Fifth Third Bancorp, 3.95%, 3/14/28  842 787
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (8) 375 379
Goldman Sachs Group, VR, 3.102%, 2/24/33  (8) 375 309
Goldman Sachs Group, VR, 3.615%, 3/15/28  (8) 1,645 1,548
Goldman Sachs Group, VR, 4.482%, 8/23/28  (8) 405 391
HSBC Holdings, VR, 6.375%  (7)(8)(9) 340 329
HSBC Holdings, VR, 7.399%, 11/13/34  (8) 955 991
Huntington National Bank, VR, 5.699%, 11/18/25  (8) 760 743
ING Groep, VR, 6.114%, 9/11/34  (8) 305 305
JPMorgan Chase, VR, 1.764%, 11/19/31  (8) 815 636
JPMorgan Chase, VR, 2.522%, 4/22/31  (8) 45 38

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 2.956%, 5/13/31  (8) 370 313
JPMorgan Chase, VR, 5.35%, 6/1/34  (8) 1,045 1,019
JPMorgan Chase, VR, 6.254%, 10/23/34  (8) 370 385
Morgan Stanley, VR, 3.622%, 4/1/31  (8) 1,740 1,537
Morgan Stanley, VR, 5.25%, 4/21/34  (8) 1,715 1,647
PNC Financial Services Group, Series T, VR, 3.40%  (8)(9) 787 604
Santander Holdings USA, VR, 2.49%, 1/6/28  (8) 195 175
Standard Chartered, VR, 2.608%, 1/12/28  (1)(8) 550 494
UBS Group, 3.75%, 3/26/25  1,458 1,414
UBS Group, VR, 2.193%, 6/5/26  (1)(8) 1,860 1,746
UBS Group, VR, 2.746%, 2/11/33  (1)(8) 311 241
UBS Group, VR, 5.125%  (8)(9) 750 692
UBS Group, VR, 9.25%  (1)(8)(9) 270 286
Wells Fargo, VR, 2.393%, 6/2/28  (8) 575 514
Wells Fargo, VR, 2.879%, 10/30/30  (8) 250 214
Wells Fargo, VR, 5.389%, 4/24/34  (8) 670 647
Wells Fargo, VR, 5.557%, 7/25/34  (8) 1,720 1,679
Wells Fargo, VR, 6.491%, 10/23/34  (8) 410 429
34,441
Brokerage Asset Managers Exchanges 0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (1) 215 223
LSEGA Financing, 2.00%, 4/6/28  (1) 585 505
LSEGA Financing, 2.50%, 4/6/31  (1) 425 350
1,078
Finance Companies 0.4%
AerCap Ireland Capital, 4.45%, 4/3/26  415 403
AerCap Ireland Capital, 6.15%, 9/30/30  340 341
AerCap Ireland Capital, 6.50%, 7/15/25  270 271
Navient, 5.00%, 3/15/27  240 223
Navient, 9.375%, 7/25/30  405 416
Navient, 11.50%, 3/15/31  195 210
OneMain Finance, 9.00%, 1/15/29  455 469
2,333
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29  (1) 215 184
Howard Hughes, 5.375%, 8/1/28  (1) 510 476
Kaisa Group Holdings, 11.25%, 4/9/22  (5)(10) 850 31
691
Insurance 1.1%
Acrisure, 7.00%, 11/15/25  (1) 5 5
Acrisure, 10.125%, 8/1/26  (1) 515 530
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 505 483
AmWINS Group, 4.875%, 6/30/29  (1) 209 188
Centene, 2.50%, 3/1/31  640 509
Centene, 2.625%, 8/1/31  840 670
Centene, 3.00%, 10/15/30  325 271

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Centene, 3.375%, 2/15/30  590 510
Centene, 4.625%, 12/15/29  342 318
Enact Holdings, 6.50%, 8/15/25  (1) 30 30
HUB International, 5.625%, 12/1/29  (1) 355 322
HUB International, 7.00%, 5/1/26  (1) 5 5
HUB International, 7.25%, 6/15/30  (1) 1,725 1,764
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (1) 665 688
Jones Deslauriers Insurance Management, 10.50%, 12/15/30  (1) 880 909
Molina Healthcare, 4.375%, 6/15/28  (1) 5 5
7,207
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 3.90%, 3/15/27  630 591
Brixmor Operating Partnership, 4.05%, 7/1/30  266 239
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,162
Healthcare Realty Holdings, 2.40%, 3/15/30  120 95
Kilroy Realty, 2.50%, 11/15/32  130 91
Kilroy Realty, 3.05%, 2/15/30  170 136
Service Properties Trust, 8.625%, 11/15/31  (1) 180 184
Simon Property Group, 6.65%, 1/15/54  1,010 1,080
3,578
Total Financial Institutions 49,328
INDUSTRIAL 11.9%
Basic Industry 0.4%
Arsenal AIC Parent, 8.00%, 10/1/30  (1) 255 260
ATI, 7.25%, 8/15/30  320 323
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31  (1) 150 154
Carpenter Technology, 7.625%, 3/15/30  410 416
GPD, 10.125%, 4/1/26  (1) 212 193
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK)  (1)
(11) 483 353
Methanex, 5.125%, 10/15/27  32 30
Methanex, 5.25%, 12/15/29  (7) 15 14
South32 Treasury, 4.35%, 4/14/32  (1) 425 365
TMS International, 6.25%, 4/15/29  (1) 280 223
Windsor Holdings III, 8.50%, 6/15/30  (1) 225 231
2,562
Capital Goods 0.5%
Emerald Debt Merger Sub, 6.625%, 12/15/30  (1) 420 419
GFL Environmental, 5.125%, 12/15/26  (1) 16 16
Madison IAQ, 5.875%, 6/30/29  (1) 25 21
Regal Rexnord, 6.05%, 2/15/26  (1) 355 354
Ritchie Bros Holdings, 6.75%, 3/15/28  (1) 180 183
Sealed Air, 6.125%, 2/1/28  (1) 20 20
Sealed Air, 6.875%, 7/15/33  (1) 225 225
Sealed Air, 7.25%, 2/15/31  (1)(7) 90 92

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Summit Materials, 7.25%, 1/15/31  (1) 200 201
TK Elevator Holdco, 7.625%, 7/15/28  (1) 725 684
TK Elevator U.S. Newco, 5.25%, 7/15/27  (1) 210 199
TransDigm, 6.75%, 8/15/28  (1) 220 220
TransDigm, 6.875%, 12/15/30  (1) 466 466
TransDigm, 7.125%, 12/1/31  (1) 329 335
3,435
Communications 2.8%
Altice France Holding, 10.50%, 5/15/27  (1) 1,070 568
AT&T, 3.50%, 9/15/53  3,350 2,218
Axian Telecom, 7.375%, 2/16/27  (1) 525 482
CCO Holdings, 4.25%, 2/1/31  (1) 30 25
CCO Holdings, 6.375%, 9/1/29  (1) 655 630
CCO Holdings, 7.375%, 3/1/31  (1) 240 240
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (1)(7) 280 220
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (1) 420 343
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (1) 540 545
CMG Media, 8.875%, 12/15/27  (1) 190 153
Connect Finco, 6.75%, 10/1/26  (1) 355 341
CSC Holdings, 5.50%, 4/15/27  (1) 230 203
CSC Holdings, 6.50%, 2/1/29  (1) 200 169
CSC Holdings, 11.25%, 5/15/28  (1) 400 399
DISH DBS, 5.25%, 12/1/26  (1) 140 112
DISH DBS, 5.75%, 12/1/28  (1) 195 144
DISH DBS, 7.75%, 7/1/26  365 217
DISH Network, 11.75%, 11/15/27  (1) 430 427
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 311
iHeartCommunications, 8.375%, 5/1/27  (7) 156 108
Intelsat Jackson Holdings, 6.50%, 3/15/30  (1) 270 250
Radiate Holdco, 6.50%, 9/15/28  (1) 255 119
Rogers Communications, 3.80%, 3/15/32  3,070 2,665
SBA Tower Trust, 2.328%, 1/15/28  (1) 95 82
SBA Tower Trust, 2.836%, 1/15/25  (1) 450 434
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49  (1) 425 417
Sirius XM Radio, 4.00%, 7/15/28  (1) 415 369
Sirius XM Radio, 5.00%, 8/1/27  (1) 187 178
Sprint Capital, 8.75%, 3/15/32  825 986
Stagwell Global, 5.625%, 8/15/29  (1) 435 381
T-Mobile USA, 3.875%, 4/15/30  1,800 1,652
T-Mobile USA, 5.20%, 1/15/33  1,010 995
T-Mobile USA, 5.75%, 1/15/54  1,360 1,343
Tower Bersama Infrastructure, 2.75%, 1/20/26  (7) 410 380
Townsquare Media, 6.875%, 2/1/26  (1) 285 274
Univision Communications, 7.375%, 6/30/30  (1)(7) 170 167
Univision Communications, 8.00%, 8/15/28  (1)(7) 180 181

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Viasat, 7.50%, 5/30/31  (1) 310 222
18,950
Consumer Cyclical 2.7%
Adient Global Holdings, 8.25%, 4/15/31  (1) 505 511
At Home Group, 4.875%, 7/15/28  (1) 45 14
Bath & Body Works, 6.625%, 10/1/30  (1) 165 163
Bath & Body Works, 6.75%, 7/1/36  240 223
Bath & Body Works, 6.95%, 3/1/33  245 229
Bath & Body Works, 9.375%, 7/1/25  (1) 193 201
Caesars Entertainment, 7.00%, 2/15/30  (1) 510 509
Caesars Entertainment, 8.125%, 7/1/27  (1) 190 193
Carnival, 7.00%, 8/15/29  (1) 165 167
Carnival, 7.625%, 3/1/26  (1) 100 100
Carnival, 10.50%, 6/1/30  (1) 605 644
CCM Merger, 6.375%, 5/1/26  (1) 215 206
Cedar Fair, 6.50%, 10/1/28  480 470
Churchill Downs, 6.75%, 5/1/31  (1) 290 285
Cinemark USA, 5.875%, 3/15/26  (1)(7) 480 464
Clarios Global, 6.75%, 5/15/28  (1) 225 226
Clarios Global, 8.50%, 5/15/27  (1) 255 256
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (1)(7) 165 156
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31  (1) 340 340
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (1) 446 515
eG Global Finance, 12.00%, 11/30/28  (1) 265 276
Ford Motor, 9.625%, 4/22/30  450 516
Ford Motor Credit, 7.35%, 11/4/27  300 309
Goodyear Tire & Rubber, 5.00%, 7/15/29  (7) 280 256
Goodyear Tire & Rubber, 5.25%, 7/15/31  185 160
Hyundai Capital America, 5.50%, 3/30/26  (1) 435 432
Life Time, 5.75%, 1/15/26  (1) 268 263
Life Time, 8.00%, 4/15/26  (1) 511 510
Light & Wonder International, 7.25%, 11/15/29  (1) 233 234
Light & Wonder International, 7.50%, 9/1/31  (1) 130 132
Live Nation Entertainment, 4.75%, 10/15/27  (1)(7) 210 197
Match Group Holdings II, 4.125%, 8/1/30  (1) 205 178
Match Group Holdings II, 5.00%, 12/15/27  (1) 360 344
Melco Resorts Finance, 5.75%, 7/21/28  750 664
Metalsa, 3.75%, 5/4/31  650 511
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 177
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 250 221
Nissan Motor Acceptance, 6.95%, 9/15/26  (1) 115 117
Ontario Gaming GTA, 8.00%, 8/1/30  (1) 280 284
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%, 10/15/26  (1) 1,755 1,755
Royal Caribbean Cruises, 8.25%, 1/15/29  (1) 325 340
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 470 509
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (1)(7) 215 196

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,892
Tenneco, 8.00%, 11/17/28  (1) 560 461
Vivo Energy Investments, 5.125%, 9/24/27  (7) 550 507
Yum! Brands, 5.375%, 4/1/32  345 325
ZF North America Capital, 6.875%, 4/14/28  (1) 150 152
ZF North America Capital, 7.125%, 4/14/30  (1) 185 189
17,979
Consumer Non-Cyclical 2.4%
AbbVie, 4.05%, 11/21/39  425 365
AbbVie, 4.25%, 11/21/49  1,585 1,334
AbbVie, 4.875%, 11/14/48  1,655 1,520
Avantor Funding, 4.625%, 7/15/28  (1) 190 177
BAT Capital, 6.343%, 8/2/30  565 580
BAT International Finance, 4.448%, 3/16/28  650 623
Bausch & Lomb Escrow, 8.375%, 10/1/28  (1) 270 276
Bayer U.S. Finance, 6.25%, 1/21/29  (1) 220 221
Bayer U.S. Finance, 6.375%, 11/21/30  (1) 390 388
Bimbo Bakeries USA, 6.05%, 1/15/29  (1) 975 997
CHS, 6.875%, 4/15/29  (1) 385 226
CHS, 8.00%, 3/15/26  (1) 187 181
CHS, 8.00%, 12/15/27  (1) 5 5
CVS Health, 5.625%, 2/21/53  1,365 1,289
HCA, 3.125%, 3/15/27  280 259
HCA, 5.375%, 9/1/26  600 596
IQVIA, 6.25%, 2/1/29  (1) 410 415
LifePoint Health, 9.875%, 8/15/30  (1) 255 247
LifePoint Health, 11.00%, 10/15/30  (1) 330 332
Medline Borrower, 5.25%, 10/1/29  (1) 424 383
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,040 996
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26  (1) 174 168
Tenet Healthcare, 6.125%, 10/1/28  (7) 235 228
Tenet Healthcare, 6.125%, 6/15/30  350 340
Tenet Healthcare, 6.875%, 11/15/31  305 301
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 360
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 208
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  400 421
Utah Acquisition Sub, 3.95%, 6/15/26  2,050 1,951
Utah Acquisition Sub, 5.25%, 6/15/46  865 671
16,058
Energy 2.2%
Aethon United BR, 8.25%, 2/15/26  (1) 275 277
Chesapeake Energy, 5.875%, 2/1/29  (1) 210 202
Chesapeake Energy, 6.75%, 4/15/29  (1) 215 215
Civitas Resources, 8.375%, 7/1/28  (1) 260 266
Columbia Pipelines Holding, 6.042%, 8/15/28  (1) 200 202
Comstock Resources, 6.75%, 3/1/29  (1) 235 216

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Continental Resources, 4.90%, 6/1/44  335 258
Crescent Energy Finance, 9.25%, 2/15/28  (1) 600 620
Enbridge, 6.20%, 11/15/30  215 224
Enbridge, 6.70%, 11/15/53  340 372
Energian Israel Finance, 4.875%, 3/30/26  (1) 563 515
Ferrellgas, 5.375%, 4/1/26  (1) 265 252
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 198
Hess, 7.30%, 8/15/31  175 197
Hilcorp Energy I, 6.00%, 4/15/30  (1) 550 512
Hilcorp Energy I, 6.00%, 2/1/31  (1) 20 18
Hilcorp Energy I, 8.375%, 11/1/33  (1) 579 596
Kinetik Holdings, 5.875%, 6/15/30  (1) 380 363
Leviathan Bond, 6.125%, 6/30/25  (1) 195 188
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (1) 630 613
Matador Resources, 5.875%, 9/15/26  (7) 111 109
NGL Energy Operating, 7.50%, 2/1/26  (1) 274 274
Northriver Midstream Finance, 5.625%, 2/15/26  (1) 275 267
NuStar Logistics, 5.75%, 10/1/25  15 15
NuStar Logistics, 6.00%, 6/1/26  235 234
Occidental Petroleum, 6.20%, 3/15/40  195 192
Occidental Petroleum, 6.45%, 9/15/36  195 200
Occidental Petroleum, 7.50%, 5/1/31  249 270
Occidental Petroleum, 7.95%, 6/15/39  150 168
Occidental Petroleum, 8.875%, 7/15/30  715 817
Patterson-UTI Energy, 7.15%, 10/1/33  230 235
Range Resources, 4.75%, 2/15/30  (1)(7) 300 272
Seadrill Finance, 8.375%, 8/1/30  (1) 595 608
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.138%, 12/15/28  (1) 1,020 1,000
Southwestern Energy, 4.75%, 2/1/32  295 263
Southwestern Energy, 5.375%, 3/15/30  110 104
Tallgrass Energy Partners, 6.00%, 3/1/27  (1) 265 254
Targa Resources Partners, 5.50%, 3/1/30  165 159
Targa Resources Partners, 6.875%, 1/15/29  314 319
Transocean, 8.75%, 2/15/30  (1) 154 157
Transocean, 11.50%, 1/30/27  (1) 104 108
Transocean Aquila, 8.00%, 9/30/28  (1) 210 210
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 290 250
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 380 373
Venture Global LNG, 8.375%, 6/1/31  (1) 340 334
Venture Global LNG, 9.50%, 2/1/29  (1) 1,095 1,129
Vermilion Energy, 6.875%, 5/1/30  (1) 370 351
14,981
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  305 310

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Howard University, Series 21A, 4.756%, 10/1/51  415 321
631
Technology 0.6%
AthenaHealth Group, 6.50%, 2/15/30  (1)(7) 295 255
Capstone Borrower, 8.00%, 6/15/30  (1) 260 261
Central Parent, 7.25%, 6/15/29  (1) 205 205
Central Parent, 8.00%, 6/15/29  (1) 270 276
Cloud Software Group, 9.00%, 9/30/29  (1) 925 831
Entegris Escrow, 5.95%, 6/15/30  (1) 210 203
Gen Digital, 7.125%, 9/30/30  (1)(7) 167 171
GTCR W-2 Merger, 7.50%, 1/15/31  (1) 590 601
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 205 191
Presidio Holdings, 8.25%, 2/1/28  (1)(7) 205 199
Sensata Technologies, 4.00%, 4/15/29  (1) 205 182
Sensata Technologies, 5.875%, 9/1/30  (1) 655 629
4,004
Transportation 0.2%
Adani International Container Terminal, 3.00%, 2/16/31  577 463
American Airlines, 5.50%, 4/20/26  (1) 296 291
American Airlines, 5.75%, 4/20/29  (1) 360 344
United Airlines, 4.625%, 4/15/29  (1) 30 27
Watco, 6.50%, 6/15/27  (1) 250 242
1,367
Total Industrial 79,967
UTILITY 1.4%
Electric 1.3%
AES Andes, VR, 7.125%, 3/26/79  (8) 525 496
Duke Energy, 5.00%, 8/15/52  1,460 1,268
Exelon, 5.60%, 3/15/53  1,375 1,313
Pacific Gas & Electric, 6.70%, 4/1/53  470 476
Pacific Gas & Electric, 6.95%, 3/15/34  395 417
PG&E, 5.00%, 7/1/28  (7) 290 276
Talen Energy Supply, 8.625%, 6/1/30  (1) 652 681
Terraform Global Operating, 6.125%, 3/1/26  (1) 353 342
Vistra, VR, 7.00%  (1)(8)(9) 390 369
Vistra, VR, 8.00%  (1)(8)(9) 1,865 1,823
Vistra Operations, 5.125%, 5/13/25  (1) 650 639
Vistra Operations, 7.75%, 10/15/31  (1) 330 337
8,437
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53  (1) 365 358
358

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Other 0.0%
Aegea Finance, 9.00%, 1/20/31  (1) 290 301
301
Total Utility 9,096
Total Corporate Bonds
(Cost $142,825) 138,391
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Owned No Guarantee 0.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  525 494
Electricite de France, 5.70%, 5/23/28  (1) 200 202
Electricite de France, VR, 9.125%  (1)(8)(9) 700 747
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 723
Oryx Funding, 5.80%, 2/3/31  (1) 400 389
2,555
Sovereign 0.3%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  1,820 1,993
Republic of Paraguay, 5.85%, 8/21/33  (1) 250 243
2,236
Treasuries 0.9%
Government of Japan, Series 14, 0.70%, 3/20/61 (JPY)  1,232,900 5,948
5,948
Total Foreign Government Obligations & Municipalities
(Cost $10,316) 10,739
MUNICIPAL SECURITIES 0.5%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,693
1,693
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 2,133 1,109
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  12 11
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 56
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 59
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 64

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 82
1,660
Total Municipal Securities
(Cost $3,734) 3,353
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.0%
Collateralized Mortgage Obligations 4.1%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65  (1) 250 206
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65  (1) 515 383
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65  (1) 960 541
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP
4.30%, 7/25/67  (1) 1,800 1,675
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.478%, 1/26/32  (1) 1,610 1,609
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 1,179 959
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 160 143
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 2,220 1,196
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.443%, 2/25/30  92 93
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.293%, 10/25/30  183 183
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68  (1) 469 460

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 806 783
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
3.992%, 10/25/47  (1) 231 204
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49  (1) 61 52
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51  (1) 2,693 2,031
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.646%, 12/25/46  (1) 145 139
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 109 96
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56  (1) 882 795
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 40 35
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 365 334
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 735 541
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66  (1) 2,109 1,620
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52  (1) 1,443 1,089
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67  (1) 1,331 1,272
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50  (1) 36 31
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50  (1) 76 65
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 88 75

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50  (1) 260 214
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63  (1) 1,425 1,357
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 149 139
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.319%, 10/25/63  (1) 1,629 1,638
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59  (1) 35 31
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 92 82
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 52 42
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60  (1) 192 160
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 598 457
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63  (1) 100 100
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.178%, 11/25/31  (1) 565 566
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.437%, 4/25/43  226 209
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47  (1) 68 60
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 22 19
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 14 14
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50  (1) 600 500

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65  (1) 2,000 1,527
Structured Agency Credit Remic Trust
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 295 297
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.842%, 5/25/48  (1) 2 2
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59  (1) 340 302
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66  (1) 800 480
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP
4.474%, 4/25/67  (1) 467 444
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67  (1) 950 939
Verus Securitization Trust
Series 2023-3, Class A2, CMO, STEP
6.438%, 3/25/68  (1) 674 668
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65  (1) 330 310
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.771%, 1/20/46  (1) 511 466
27,633
Commercial Mortgage-Backed Securities 4.9%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53  (1) 2,010 1,132
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 580 304
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.187%, 9/15/38  (1) 1,155 917
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52  (1) 1,036 510
BANK
Series 2019-BN23, Class A3
2.92%, 12/15/52  835 717

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.597%, 11/15/34  (1) 365 128
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.577%, 10/15/37  (1) 375 364
Benchmark Mortgage Trust
Series 2021-B24, Class A5
2.584%, 3/15/54  1,430 1,119
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,600 2,661
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.777%, 10/15/34  (1) 1,780 1,763
BMARK
Series 2023-V4, Class A3, ARM
6.841%, 11/15/56  1,345 1,404
BPR Trust
Series 2021-TY, Class C, ARM
1M TSFR + 1.814%, 7.137%, 9/15/38  (1) 635 604
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 1,590 1,587
BX Trust
Series 2021-VIEW, Class F, ARM
1M TSFR + 4.044%, 9.367%, 6/15/36  (1) 1,195 1,052
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5
3.786%, 5/15/52  1,770 1,582
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 470
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35  (1) 270 242
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 91
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72  (1) 1,420 676
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4
3.038%, 11/10/52  2,850 2,417
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.284%, 8/10/47  (1) 380 304

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.203%, 3/10/48  870 771
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 420
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  180 173
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.759%, 2/10/49  1,130 1,031
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 200
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.43%, 6/15/50  465 360
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
4.086%, 12/15/52  645 477
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35  (1) 285 254
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.471%, 12/15/36  (1) 300 298
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,211
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, 8/10/50  2,605 2,348
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50  (1) 1,025 678
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32  (1) 1,595 1,267
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38  (1) 1,015 880
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 195 148
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.537%, 9/15/29  (1) 280 219

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  308 291
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.157%, 5/15/48  35 33
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  12 11
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4
3.146%, 12/15/52  1,945 1,685
32,799
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $69,524) 60,432
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.1%
U.S. Government Agency Obligations 21.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  96 90
3.00%, 4/1/47 - 1/1/48  122 106
3.50%, 8/1/42 - 3/1/46  3,465 3,169
4.00%, 8/1/40 - 1/1/46  271 255
4.50%, 6/1/39 - 5/1/42  127 123
5.00%, 7/1/25 - 8/1/40  44 43
5.50%, 10/1/38 - 1/1/40  31 31
6.00%, 10/1/32 - 8/1/38  12 13
6.50%, 6/1/24 - 4/1/37  57 59
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 4.821%, 1/1/36  1 1
1Y CMT + 2.25%, 5.926%, 10/1/36  — —
1Y CMT + 2.347%, 5.251%, 11/1/34  3 3
RFUCCT1Y + 1.726%, 5.939%, 7/1/35  — —
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  — —
RFUCCT1Y + 1.823%, 5.624%, 3/1/36  2 2
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  1 1
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  1 1
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  — 1
RFUCCT1Y + 2.031%, 5.049%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  287 56
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  372 315

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 8/1/36 - 4/1/52  10,547 8,353
2.50%, 3/1/42 - 4/1/52  20,097 16,357
3.00%, 5/1/31 - 6/1/52  13,332 11,336
3.50%, 5/1/33 - 6/1/35  532 512
4.00%, 12/1/49 - 2/1/50  548 506
4.50%, 5/1/50 - 12/1/52  784 736
5.00%, 12/1/41 - 5/1/53  1,152 1,113
5.50%, 8/1/53  1,460 1,439
6.00%, 2/1/53  686 695
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  56 49
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 3.59%, 12/1/35  1 1
RFUCCT1Y + 1.553%, 5.241%, 7/1/35  — —
RFUCCT1Y + 1.579%, 5.546%, 11/1/35  2 2
RFUCCT1Y + 1.584%, 4.499%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  — —
RFUCCT1Y + 1.70%, 5.95%, 11/1/37  2 2
RFUCCT1Y + 1.77%, 4.145%, 12/1/35  — —
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 4.779%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 4.29%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  4,834 4,043
2.00%, 5/1/36 - 4/1/52  35,546 28,157
2.50%, 5/1/30 - 9/1/52  18,360 15,345
3.00%, 1/1/27 - 7/1/52  9,107 8,023
3.50%, 4/1/31 - 10/1/52  8,364 7,487
4.00%, 11/1/37 - 9/1/52  8,541 7,832
4.50%, 7/1/39 - 10/1/52  5,404 5,102
5.00%, 2/1/24 - 9/1/53  1,670 1,636
5.50%, 12/1/33 - 10/1/53  4,619 4,558
6.00%, 11/1/32 - 9/1/53  5,545 5,593
6.50%, 7/1/32 - 1/1/53  2,618 2,666
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA  (13)
2.00%, 12/1/38  3,092 2,700
3.00%, 12/1/38  345 318
3.50%, 12/1/53  1,920 1,684
5.00%, 12/1/53  4,655 4,479
144,999
U.S. Government Obligations 7.5%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  2,864 2,312

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 8/20/50 - 1/20/52  10,202 8,523
3.00%, 5/20/46 - 10/20/51  9,769 8,506
3.50%, 9/15/41 - 2/20/48  5,293 4,807
4.00%, 2/20/41 - 10/20/50  2,168 2,027
4.50%, 11/20/39 - 8/20/47  687 663
5.00%, 4/20/35 - 8/20/52  1,545 1,519
5.50%, 10/20/32 - 3/20/49  514 521
7.00%, 8/20/53 - 9/20/53  513 527
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  29 26
3.50%, 10/20/50  460 366
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  223 22
4.00%, 2/20/43  20 2
Government National Mortgage Assn., TBA  (13)
2.00%, 12/20/53  8,775 7,080
4.00%, 12/20/53  3,335 3,072
4.50%, 12/20/53  2,880 2,723
5.50%, 12/20/53  3,330 3,305
6.00%, 12/20/53  2,790 2,810
6.50%, 12/20/53  1,395 1,419
50,230
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $205,839) 195,229
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 22.7%
U.S. Treasury Obligations 22.7%
U.S. Treasury Bonds, 1.25%, 5/15/50  (14) 15,580 7,646
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,638
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 998
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,027
U.S. Treasury Bonds, 2.25%, 2/15/52  (14) 10,795 6,875
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,706
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,038
U.S. Treasury Bonds, 3.00%, 8/15/52  780 588
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,047
U.S. Treasury Bonds, 3.625%, 2/15/53  3,300 2,816
U.S. Treasury Bonds, 3.875%, 2/15/43  960 857
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,469
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 2,760
U.S. Treasury Bonds, 4.125%, 8/15/53  455 426
U.S. Treasury Bonds, 4.375%, 5/15/41  175 169
U.S. Treasury Bonds, 4.375%, 8/15/43  2,730 2,610
U.S. Treasury Notes, 0.25%, 9/30/25  (7) 1,500 1,382

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,287
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 10,077
U.S. Treasury Notes, 0.625%, 5/15/30  550 435
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,059
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,290
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,504
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 7,867
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 12,564
U.S. Treasury Notes, 1.50%, 2/15/30  500 423
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,573
U.S. Treasury Notes, 1.875%, 2/15/32  580 481
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,251
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,178
U.S. Treasury Notes, 2.50%, 1/31/24  475 473
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,374
U.S. Treasury Notes, 3.00%, 7/31/24  1,090 1,074
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,805
U.S. Treasury Notes, 3.625%, 3/31/28  4,500 4,373
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,219
U.S. Treasury Notes, 3.875%, 11/30/27  11,520 11,309
U.S. Treasury Notes, 3.875%, 8/15/33  5,265 5,066
U.S. Treasury Notes, 4.00%, 7/31/30  7,950 7,781
U.S. Treasury Notes, 4.125%, 9/30/27  6,800 6,736
U.S. Treasury Notes, 4.125%, 11/15/32  4,375 4,296
U.S. Treasury Notes, 4.50%, 11/30/24  (14) 5,230 5,193
U.S. Treasury Notes, 4.50%, 11/15/33  840 851
U.S. Treasury Notes, 4.875%, 10/31/28  3,500 3,586
U.S. Treasury Notes, 6.875%, 8/15/25  700 721
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $177,659) 151,898
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 5.42%  (15)(16) 28,097 28,097
Total Short-Term Investments
(Cost $28,097) 28,097

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.42%  (15)(16) 1,340 1,340
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1,340
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42%  (15)(16) 4,688 4,688
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,688
Total Securities Lending Collateral
(Cost $6,028) 6,028
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
5 Year Interest Rate Swap,
1/3/29 Pay Fixed 3.90%
Annually, Receive Variable
5.33% (SOFR) Annually,
12/29/23 @ 3.90%*  (5) 1 314 3
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 2/21/24 @
0.80%*  (5) 1 201,000 153
Goldman Sachs
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 2/21/24 @
1.01%*  (5) 1 33,600 144
JPMorgan Chase
USD / EUR Call, 12/14/23 @
EUR1.09  (5) 1 17,340 100

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest Rate Swap,
1/3/29 Pay Fixed 3.92%
Annually, Receive Variable
5.33% (SOFR) Annually,
1/3/29 @ 3.92%*  (5) 1 31,300 246
Total Options Purchased (Cost $637) 646
Total Investments in Securities
106.6% of Net Assets
(Cost $766,769) $ 714,636
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$177,568 and represents 26.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,119 and represents 0.2% of net assets.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $29,590 and represents 4.4% of net assets.
(14) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CORRA Canadian Overnight Repo Rate Average
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TONA Tokyo overnight average rate

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 16,835 248 453 (205)
Total Bilateral Credit Default Swaps, Protection
Bought 453 (205)
Total Return Swaps (0.2)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 5.341% (SOFR + (0.00)%)
Quarterly, 12/20/23 19,400 (1,531) — (1,531)
Total Bilateral Total Return Swaps — (1,531)
Total Bilateral Swaps 453 (1,736)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 3,500 (283) (297) 14
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 9,549 (229) (130) (99)
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 (EUR) 1,361 69 71 (2)
Protection Bought (Relevant Credit: State
of Qatar), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 9,727 (274) (163) (111)
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28 5,000 48 159 (111)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: United
Arab Emirates), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28 4,826 (90) (15) (75)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (384)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Altice
Finco, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) * 170 (10) (8) (2)
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) * 1,141 217 202 15
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/25 * 145 (25) (12) (13)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (57) (8) (49)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 210 (76) (8) (68)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 19,038 358 194 164
Total Centrally Cleared Credit Default Swaps,
Protection Sold 47
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed
4.721% Semi-Annually, Pay Variable
5.020% (CORRA) Semi-Annually, 10/27/25
(CAD) 93,890 551 — 551
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.036)% (JPY TONA) Annually, 8/10/28
(JPY) 5,880,000 72 — 72
5 Year Interest Rate Swap, Receive
Fixed 2.931% Annually, Pay Variable (6M
EURIBOR) Semi-Annually, 12/1/28 (EUR) 22,763 4 — 4

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
4.169% Semi-Annually, Receive Variable
5.020% (CORRA) Semi-Annually, 10/27/33
(CAD) 22,600 (775) — (775)
30 Year Interest Rate Swap, Pay Fixed
2.753% Annually, Receive Variable (6M
EURIBOR) Semi-Annually, 12/1/53 (EUR) 4,685 (10) — (10)
Total Centrally Cleared Interest Rate Swaps (158)
Total Centrally Cleared Swaps (495)
Net payments (receipts) of variation margin to date 553
Variation margin receivable (payable) on centrally cleared swaps $ 58
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(41).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 1/19/24 CAD 90 USD 66 $ —
Canadian Imperial Bank
of Commerce 1/19/24 USD 1,009 CAD 1,373 (3)
JPMorgan Chase 1/19/24 CAD 245 USD 178 2
Morgan Stanley 1/19/24 USD 6,041 JPY 897,847 (64)
UBS Investment Bank 2/23/24 EUR 595 USD 650 1
UBS Investment Bank 2/23/24 USD 4,687 EUR 4,295 (6)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (70)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Commonwealth of Australia ten year bond
contracts 12/23 (149) $ (1)
Short, 10 Euro BUND contracts 12/23 (1,440) (45)
Long, 14 Government of Canada ten year bond
contracts 3/24 1,236 9
Short, 14 Long Gilt ten year contracts 3/24 (1,709) (6)
Long, 71 U.S. Treasury Long Bond contracts 3/24 8,267 1
Long, 670 U.S. Treasury Notes five year contracts 3/24 71,591 523
Long, 11 U.S. Treasury Notes ten year contracts 3/24 1,208 5
Short, 88 U.S. Treasury Notes two year contracts 3/24 (17,993) (47)
Long, 91 Ultra U.S. Treasury Bonds contracts 3/24 11,193 212
Long, 49 Ultra U.S. Treasury Notes ten year contracts 3/24 5,562 30
Net payments (receipts) of variation margin to date (1,070)
Variation margin receivable (payable) on open futures contracts $ (389)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 592++
Totals $ —# $ — $ 592+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 37,502  ¤   ¤ $ 34,125
Total $ 34,125^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $592 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,125.

T. ROWE PRICE Total Return Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $766,769) $ 714,636
Receivable for investment securities sold 30,747
Interest and dividends receivable 4,445
Bilateral swap premiums paid 453
Cash 276
Foreign currency (cost $131) 131
Receivable for shares sold 114
Variation margin receivable on centrally cleared swaps 58
Due from affiliates 8
Unrealized gain on forward currency exchange contracts 3
Other assets 65
Total assets 750,936
Liabilities
Payable for investment securities purchased 70,164
Obligation to return securities lending collateral 6,028
Unrealized loss on bilateral swaps 1,736
Payable for shares redeemed 633
Variation margin payable on futures contracts 389
Investment management fees payable 166
Unrealized loss on forward currency exchange contracts 73
Other liabilities 1,050
Total liabilities 80,239
NET ASSETS $ 670,697

T. ROWE PRICE Total Return Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (150,736)
Paid-in capital applicable to 81,491,251 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 821,433
NET ASSETS $ 670,697
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $80,273; Shares outstanding: 9,751,994) $ 8.23
Advisor Class
(Net assets: $723; Shares outstanding: 87,835) $ 8.24
I Class
(Net assets: $589,701; Shares outstanding: 71,651,422) $ 8.23

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 17,105
Dividend 591
Securities lending 23
Total income 17,719
Expenses
Investment management 1,020
Shareholder servicing
Investor Class $ 88
Advisor Class 1
I Class 15 104
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 8
I Class 4 12
Custody and accounting 129
Registration 51
Legal and audit 26
Proxy and annual meeting 6
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (215)
Total expenses 1,150
Net investment income 16,569

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (17,238)
Futures (6,981)
Swaps (1,724)
Options written 134
Forward currency exchange contracts (851)
Foreign currency transactions (15)
Net realized loss (26,675)
Change in net unrealized gain / loss
Securities 5,508
Futures 20
Swaps (755)
Options written (140)
Forward currency exchange contracts (655)
Other assets and liabilities denominated in foreign currencies (20)
Change in net unrealized gain / loss 3,958
Net realized and unrealized gain / loss (22,717)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (6,148)

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,569 $ 26,918
Net realized loss (26,675) (42,241)
Change in net unrealized gain / loss 3,958 (7,912)
Decrease in net assets from operations (6,148) (23,235)
Distributions to shareholders
Net earnings
Investor Class (2,127) (3,793)
Advisor Class (18) (34)
I Class (15,255) (23,758)
Tax return of capital – –
Investor Class – (49)
Advisor Class – –
(1)
I Class – (330)
Decrease in net assets from distributions (17,400) (27,964)
Capital share transactions
*
Shares sold
Investor Class 14,043 60,508
I Class 33,417 135,433
Distributions reinvested
Investor Class 2,085 3,753
Advisor Class 18 34
I Class 11,649 18,275
Shares redeemed
Investor Class (22,312) (60,326)
Advisor Class (92) (110)
I Class (29,692) (61,837)
Increase in net assets from capital share
transactions 9,116 95,730

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period (14,432) 44,531
Beginning of period 685,129 640,598
End of period $ 670,697 $ 685,129
*Share information (000s)
Shares sold
Investor Class 1,709 6,910
I Class 4,137 15,622
Distributions reinvested
Investor Class 253 435
Advisor Class 2 4
I Class 1,414 2,115
Shares redeemed
Investor Class (2,715) (6,939)
Advisor Class (11) (12)
I Class (3,617) (7,138)
Increase in shares outstanding 1,172 10,997
(1)
Amount represents less than $1,000.

T. ROWE PRICE Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares: the Total Return Fund
(Investor Class), the Total Return Fund–Advisor Class (Advisor Class) and the Total
Return Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash

T. ROWE PRICE Total Return Fund

dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Total Return Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Return Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Total Return Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 644,112 $ — $ 644,112
Bank Loans — 33,802 618 34,420
Common Stocks 1 — — 1
Convertible Preferred Stocks — 213 1,119 1,332
Short-Term Investments 28,097 — — 28,097
Securities Lending Collateral 6,028 — — 6,028
Options Purchased — 646 — 646
Total Securities 34,126 678,773 1,737 714,636
Swaps* — 1,068 — 1,068
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 780 — — 780
Total $ 34,906 $ 679,844 $ 1,737 $ 716,487
Liabilities
Swaps* $ — $ 2,846 $ — $ 2,846
Forward Currency Exchange
Contracts — 73 — 73
Futures Contracts* 99 — — 99
Total $ 99 $ 2,919 $ — $ 3,018
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 1,656
Foreign exchange derivatives
Forwards
,
Securities^ 103
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 738
^
,*
Total $ 2,497
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 884
Foreign exchange derivatives Forwards 73
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 2,061
Total $ 3,018
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 510 $ 81 $ (6,981) $ — $ (1,190) $ (7,580)
Foreign
exchange
derivatives (154) — — (851) — (1,005)
Credit
derivatives (418) 53 — — (534) (899)
Total $ (62) $ 134 $ (6,981) $ (851) $ (1,724) $ (9,484)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 53 $ (140) $ 20 $ — $ 89 $ 22
Foreign
exchange
derivatives (29) — — (655) — (684)
Credit
derivatives 237 — — — (844) (607)
Total $ 261 $ (140) $ 20 $ (655) $ (755) $ (1,269)
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared

T. ROWE PRICE Total Return Fund

derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $1,356,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, securities valued at $5,899,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one

T. ROWE PRICE Total Return Fund

party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 16% and 37% of net assets.
Options  The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified

T. ROWE PRICE Total Return Fund

swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 14% and 43% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Total Return Fund

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $21,003,000 (3.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Total Return Fund

During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 21% and 37% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Total Return Fund

Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss

T. ROWE PRICE Total Return Fund

on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, securities valued at $130,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $107,000 cash and securities valued at $838,000 as of November 30, 2023.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to

T. ROWE PRICE Total Return Fund

hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$5,642,000; including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $6,028,000.

T. ROWE PRICE Total Return Fund

Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $179,830,000 and $200,689,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $1,029,940,000 and $1,084,145,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $65,444,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $767,704,000. Net unrealized loss aggregated $54,254,000 at period-end, of which $6,184,000 related to appreciated investments and $60,438,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of

T. ROWE PRICE Total Return Fund

certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,148,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Total Return Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service agreements were $56,000 for Price Associates; $57,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(60) $—
(1)
$(155)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Total Return Fund

the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 35,485,392 205,710
Mark J. Parrell 35,513,743 243,702
Kellye L. Walker 35,486,851 202,778
Eric L. Veiel 35,144,327 613,118

T. ROWE PRICE Total Return Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Total Return Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Total Return Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.   Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.   Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024